Segmented information	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
19.	Segmented information:

The Company operates primarily in one business segment with substantially all of its consolidated assets located in Canada and operations located in Canada, the United States, Switzerland and the United Kingdom. During the years ended December 31, 2012, 2011 and 2010, 100% of total revenue was derived from our collaborative partners (note 14).